Certain Balance Sheet Items - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid digital hosting services	$ 34,910	$ 20,043
Prepaid services	1,164	1,477
Prepaid insurance	612	406
Other	719	101
Other Assets, Current	$ 37,405	$ 22,027